Discontinued Operations and Disposal Group - Schedule of Assets and Liabilities of Disposal Group (Detail) $ in Thousands	Mar. 25, 2017 USD ($)
Current assets:
Accounts receivable	$ 11,007
Inventories	66,175
Prepaids and other current assets	780
Total current assets	77,962	[1]
Property and equipment	9,076
Intangible assets	298
Other assets	183
Deferred income taxes	5,303
Total non-currentassets	14,860	[1]
Total assets	92,822
Current liabilities:
Bank indebtedness	25,594
Accounts payable	28,182
Accrued liabilities	3,435
Current portion of long-term debt	417
Total current liabilities	57,628	[1]
Long-term debt	26,468
Other long-term liabilities	2,290
Total long-term liabilities	28,758	[1]
Total liabilities	$ 86,386

[1]	Retrospectively revised (see note 18)